Cover	Sep. 23, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42479
Entity Registrant Name	ONE Nuclear Energy Inc.
Entity Central Index Key	0001846416
Entity Tax Identification Number	99-4813262
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	779-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ONEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Hennessy Capital Investment Corp. VII
Entity Address, Address Line Two	195 US Hwy 50
Entity Address, Address Line Three	Suite 207
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448